INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of inventories, net

	December 31,	December 31,
	2023	2022

Diamonds	$17,178,241	$—
Platinum	366,912	—
Total prepayments, net	$17,545,153	$—